Transactions With Related Parties (Narrative) (Details) - USD ($) $ in Millions	Mar. 31, 2015	Dec. 31, 2014
Sandhill [Member]
Related Party Transaction [Line Items]
Due from related parties	$ 0.2	$ 0.3
Sandhill Group Llc [Member]
Related Party Transaction [Line Items]
Percentage of interest held	50.00%